Equity - Balance of Accumulated Other Comprehensive (Loss) in Shareholders' Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (1,738,618)	$ (823,498)	$ (1,107,833)
Other comprehensive income before reclassifications	(1,022,637)	172,312
Amounts reclassified from accumulated other comprehensive (loss)	107,517	112,023
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(640,487)	124,620	(68,328)
Other comprehensive income before reclassifications	(765,107)	192,948
Amounts reclassified from accumulated other comprehensive (loss)	0	0
Retirement Benefit Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(1,097,600)	(947,890)	(1,039,072)
Other comprehensive income before reclassifications	(253,206)	(20,636)
Amounts reclassified from accumulated other comprehensive (loss)	103,496	111,818
Other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(531)	(228)	$ (433)
Other comprehensive income before reclassifications	(4,324)	0
Amounts reclassified from accumulated other comprehensive (loss)	$ 4,021	$ 205